CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (DEFICIT) - USD ($)	Common Stock Class A	Common Stock Class B	Treasury Shares	Additional paid-in capital	Accumulated deficit	Accumulated Other Comprehensive (Loss) Income	Class A	Class B	Total
Beginning balance at Dec. 31, 2019	$ 28,800	$ 2,462	$ (1,063,547)	$ 194,971,827	$ (153,598,346)	$ (1,432,833)			$ 38,908,363
Beginning balance (in shares) at Dec. 31, 2019	2,880,056,332	246,224,465
Beginning balance (in shares) at Dec. 31, 2019			9,937,000
CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY
Net (Loss) income					(47,366,729)				(47,366,729)
Issuance of ordinary shares upon vesting of restricted shares	$ 43			(43)
Issuance of ordinary shares upon vesting of restricted shares (in shares)	4,278,100
Repurchase of ordinary shares			$ (9,480,179)						(9,480,179)
Repurchase of ordinary shares (in shares)			83,854,891
Cash settlement on vested share options and restricted shares				(823,226)					(823,226)
Exercise of share options	$ 105			304,153					$ 304,258
Exercise of share options (in shares)	10,592,650								16,397,050
Share-based compensation				5,337,041					$ 5,337,041
Cancellation of treasury shares	$ (492)		$ 5,871,392	(5,870,900)
Cancellation of treasury shares (in shares)	(49,280,841)		(49,280,841)						(135,205,591)
Foreign currency translation adjustments						(682,083)			$ (682,083)
Ending balance at Dec. 31, 2020	$ 28,456	$ 2,462	$ (4,672,334)	193,918,852	(200,965,075)	(2,114,916)			(13,802,555)
Ending balance (in shares) at Dec. 31, 2020	2,845,646,241	246,224,465
Ending balance (in shares) at Dec. 31, 2020			44,511,050
CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY
Net (Loss) income					(13,877,363)				(13,877,363)
Issuance of ordinary shares upon follow-on public offering, net of issuance cost	$ 495			1,199,505					1,200,000
Issuance of ordinary shares upon follow-on public offering, net of issuance cost (in shares)	49,501,700
Issuance of ordinary shares upon vesting of restricted shares	$ 51			(51)
Issuance of ordinary shares upon vesting of restricted shares (in shares)	5,051,850
Repurchase of ordinary shares			$ (1,322,195)						(1,322,195)
Repurchase of ordinary shares (in shares)			24,237,100
Exercise of share options	$ 106			81,355					$ 81,461
Exercise of share options (in shares)	10,571,200								10,571,200
Conversion of convertible notes	$ 4,810		$ 5,229,132	13,607,968					$ 18,841,910
Conversion of convertible notes (in shares)	481,038,200		(63,248,150)
Share-based compensation				3,716,319					3,716,319
Beneficial conversion feature on convertible notes				(1,368,866)					(1,368,866)
Commitment fee paid to holders of convertible notes through issuance of treasury shares			$ 765,397	(436,247)					329,150
Commitment fee paid to holders of convertible notes through issuance of treasury shares (in shares)			(5,500,000)
Foreign currency translation adjustments						202,020			202,020
Ending balance at Dec. 31, 2021	$ 33,918	$ 2,462		210,718,835	(214,842,438)	(1,912,896)			(6,000,119)
Ending balance (in shares) at Dec. 31, 2021	3,391,809,191	246,224,465					3,391,809,191	246,224,465
CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY
Net (Loss) income					515,014				515,014
Issuance of ordinary shares upon vesting of restricted shares	$ 11			(11)
Issuance of ordinary shares upon vesting of restricted shares (in shares)	1,143,100
Exercise of share options	$ 21			289					$ 310
Exercise of share options (in shares)	2,097,750								2,097,750
Conversion of convertible notes	$ 11,960			5,000,992					$ 5,012,952
Conversion of convertible notes (in shares)	1,195,980,950
Share-based compensation				1,820,628					1,820,628
Foreign currency translation adjustments						(217,949)			(217,949)
Ending balance at Dec. 31, 2022	$ 45,910	$ 2,462		$ 217,540,733	$ (214,327,424)	$ (2,130,845)			$ 1,130,836
Ending balance (in shares) at Dec. 31, 2022	4,591,030,991	246,224,465					4,591,030,991	246,224,465